SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details) - USD ($)	2 Months Ended	7 Months Ended
	May 21, 2025	Sep. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits	$ 0	$ 0
Accrued for interest and penalties	0	0
Provision for income tax	$ 0	$ 0